Convertible Preferred Stock	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Convertible Preferred Stock

Note 11. Convertible Preferred Stock

Effective February 2023, the Company amended the Third Amended and Restated Certificate of Incorporation of Fusemachines Inc. (the “Restated Certificate”) to increase the number of shares of series seed preferred stock (“Convertible Preferred Stock”) that the Company is authorized to issue from 5,947,706 to 5,972,716 (including 3,580 authorized shares of preferred stock not assigned to a particular series) and increase the authorized shares of series seed-2 preferred stock (“Series Seed-2 Convertible Preferred Stock”).

On October 22, 2025, upon the consummation of the business combination, which was accounted for as a reverse recapitalization, 9,043,234 shares of Legacy Fusemachines convertible preferred stock were converted into Legacy Fusemachines common stock in accordance with the applicable conversion terms. Subsequently, in connection with the Business Combination, all such Legacy Fusemachines common shares were exchanged for shares of common stock of Fusemachines Inc. (the “Company” or “PubCo”) based on the exchange ratio specified in the Business Combination Agreement. After giving effect to the exchange ratio, an aggregate of 5,950,673 shares of the Company’s common stock were issued.

As a result of these transactions, no shares of Convertible Preferred Stock remained outstanding as of December 31, 2025.

The authorized, issued and outstanding shares of Convertible Preferred Stock, along with the related liquidation preferences and carrying values, after giving effect to the conversion ratio applied in connection with the merger (reverse capitalization), as of December 31, 2024, were as follows (in thousands, except share numbers)

	As of December 31, 2024
Series	Authorized Shares	Issued and Outstanding Shares	Liquidation Preferences	Carrying Value
Seed-1	1,328,371	1,325,081	$1,350	$1,323
Seed-2	922,925	922,950	$940	940
Seed-3	1,776,667	1,764,724	$2,515	2,515
Seed-4	1,941,173	1,937,918	$3,100	3,087
Total	5,969,136	5,950,673		$7,865

Rights, preferences and privileges of the Convertible Preferred Stock (Historical)

The following summarizes the rights, preferences, and privileges of the Convertible Preferred Stock prior to its conversion at Closing

Dividends. The Company may not pay dividends on other classes or series of stock (excluding dividends in common stock) before unless the holders of the Company’s Convertible Preferred Stock receive, at the same time or before, a dividend on each of their shares. Upon the declaration of a dividend for another class or series of stock (excluding common stock), the holders of the Convertible Preferred Stock are entitled to receive dividends based on the equivalent amount if the other stocks were converted into common stock, times the number of common stock shares that each Convertible Preferred Stock share could be converted into (as adjusted for stock splits, combinations and reorganizations). No dividends have been declared to date.

Conversion. The series seed preferred stock is convertible, at the option of the holder, at any time and from time to time, into such number of fully paid and nonassessable shares of common stock as is determined by dividing the series seed original issue price by the series seed conversion price in effect at the time of conversion.

Voting rights. The holders of Convertible Preferred Stock are entitled to that number of votes on all matters presented to stockholders equal to the number of shares of common stock then issuable upon conversion of such preferred stock. The holders of Convertible Preferred Stock are entitled to elect one director of the Company.

Liquidation. In the event of any sale of substantially all of the assets, a merger, or liquidation, dissolution or winding up of the Company, the holders of series seed-4 Convertible Preferred Stock then outstanding will be entitled to receive, in preference to the holders of all other series of Convertible Preferred Stock and common stock, an amount equal to or greater than (a) $1.0553 per share (as adjusted for stock splits, combinations, and reorganizations) plus declared and unpaid dividends, if any, or (b) such amount per share as would have been payable had all shares of series seed-4 Convertible Preferred Stock had been converted to common stock immediately prior to such liquidation, dissolution or winding up or deemed liquidation event. Given that deemed liquidation event is within the control of the common stockholders, the Convertible Preferred Stock is recognized as permanent equity within the consolidated statements of stockholders’ deficit.

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements

After the payment of all preferential amounts required to the paid to the holders of shares of series seed-4 Convertible Preferred Stock, the holders of series seed 3, 2, and 1 Convertible Preferred Stock will be entitled to receive, on a pari passu basis and in preference to the holders of common stock, $0.9379, $0.6704, and $0.6704, respectively, per share plus declared and unpaid dividends, if any. After the payment of all preferential amounts required to be paid to the holders of series seed-4 Convertible Preferred Stock, then the holders of series seed 3, 2 and 1 Convertible Preferred Stock, shall be entitled to be paid out of the assets of the Company. After distributing to all preferred stockholders, the remaining assets of the Company will be distributed ratably to the holders of the common stock on a pro rata basis.